Summary of Significant Accounting Policies: Consolidation, Policy (Policies)	Dec. 31, 2022
Policies
Consolidation, Policy

Principles of Consolidation

The accompanying interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States which includes the Company, its wholly owned and majority owned subsidiaries as of December 31, 2022. All significant inter-company accounts and transactions have been eliminated.